                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-08

Check here if Amendment [ ]; Amendment Number:
                                                --------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504)525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young                       New Orleans, LA           1/26/09
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number     Name

28-
   -------------   -----------------------------
[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           90

Form 13F Information Table Value Total:  $   555,308
                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     13F File Number        Name

        28-
-----      ----------------    -------------------------
[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2008

          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5  COLUMN 6  COLUMN 7       Column 8
---------------------------- -------------- ----------- ---------          --------- ---------- -------- -------------------
                                                                                                           Voting Authority
                                                                   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
LUMINEX CORP DEL             COM            55027E 10 2    79,714 3,731,950 Sh       OTHER                    3,731,950
EPIQ SYS INC                 COM            26882D 10 9    40,993 2,453,219 Sh       OTHER                    2,453,219
O REILLY AUTOMOTIVE INC      COM            686091 10 9    35,191 1,144,800 Sh       OTHER                    1,144,800
AMERICAN VANGUARD CORP       COM            030371 10 8    31,977 2,733,040 Sh       OTHER                    2,733,040
3-D SYS CORP DEL             COM NEW        88554D 20 5    27,150 3,419,415 Sh       OTHER                    3,419,415
GULF ISLAND FABRICATION INC  COM            402307 10 2    25,429 1,764,705 Sh       OTHER                    1,764,705
QUEST DIAGNOSTICS INC        COM            74834L 10 0    24,008   462,500 Sh       OTHER                      462,500
AAR CORP                     COM            000361 10 5    23,004 1,249,550 Sh       OTHER                    1,249,550
EURONET WORLDWIDE INC        COM            298736 10 9    20,868 1,797,390 Sh       OTHER                    1,797,390
PHI INC                      COM NON VTG    69336T 20 5    19,091 1,362,699 Sh       OTHER                    1,362,699
WELLS FARGO & CO NEW         COM            949746 10 1    18,394   623,942 Sh       OTHER                      623,942
HENRY JACK & ASSOC INC       COM            426281 10 1    14,717   758,233 Sh       OTHER                      758,233
COLLECTIVE BRANDS INC        COM            19421W 10 0    14,304 1,220,443 Sh       OTHER                    1,220,443
VARIAN MED SYS INC           COM            92220P 10 5    10,258   292,750 Sh       OTHER                      292,750
ION GEOPHYSICAL CORP         COM            462044 10 8     9,591 2,796,200 Sh       OTHER                    2,796,200
HANCOCK HLDG CO              COM            410120 10 9     9,574   210,596 Sh       OTHER                      210,596
ZOLTEK COS INC               COM            98975W 10 4     8,643   961,400 Sh       OTHER                      961,400
CARTER INC                   COM            146229 10 9     8,411   436,700 Sh       OTHER                      436,700
BALDOR ELEC CO               COM            057741 10 0     7,163   401,270 Sh       OTHER                      401,270
BLOCK H & R INC              COM            093671 10 5     6,683   294,150 Sh       OTHER                      294,150
JPMORGAN & CHASE & CO        COM            46625H 10 0     6,539   207,389 Sh       OTHER                      207,389
SOUTHWESTERN ENERGY CO       COM            845467 10 9     6,107   210,800 Sh       OTHER                      210,800
EXXON MOBIL CORP             COM            30231G 10 2     6,046    75,733 Sh       OTHER                       75,733
CABELAS INC                  COM            126804 30 1     5,552   952,400 Sh       OTHER                      952,400
NIC INC                      COM            62914B 10 0     5,022 1,091,700 Sh       OTHER                    1,091,700
KANSAS CITY SOUTHERN         COM NEW        485170 30 2     4,970   260,900 Sh       OTHER                      260,900
TIDEWATER INC                COM            886423 10 2     4,712   117,000 Sh       OTHER                      117,000
MARCUS CORP                  COM            566330 10 6     4,531   279,200 Sh       OTHER                      279,200
CERNER CORP                  COM            156782 10 4     4,490   116,786 Sh       OTHER                      116,786
DELTA PETE CORP              COM NEW        247907 20 7     4,360   915,900 Sh       OTHER                      915,900
PHI INC                      COM VTG        69336T 10 6     3,995   243,169 Sh       OTHER                      243,169
BANK OF THE OZARKS INC       COM            063904 10 6     3,674   123,950 Sh       OTHER                      123,950
GOLDMAN SACHS GROUP INC      COM            38141G 10 4     3,379    40,040 Sh       OTHER                       40,040
WESTAR ENERGY INC            COM            95709T 10 0     3,192   155,650 Sh       OTHER                      155,650

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2008

SCHLUMBERGER LTD             COM            806857 10 8     2,949    69,670 Sh       OTHER                       69,670
POOL CORPORATION             COM            73278L 10 5     2,938   163,511 Sh       OTHER                      163,511
QUICKSILVER RESOURCES INC    COM            74837R 10 4     2,632   472,550 Sh       OTHER                      472,550
MURPHY OIL CORP              COM            626717 10 2     2,466    55,598 Sh       OTHER                       55,598
CISCO SYS INC                COM            17275R 10 2     2,248   137,941 Sh       OTHER                      137,941
US BANCORP DEL               COM NEW        902973 30 4     2,170    86,750 Sh       OTHER                       86,750
WHITNEY HLDG CORP            COM            966612 10 3     2,145   134,154 Sh       OTHER                      134,154
BIO RAD LABS INC             CL A           090572 20 7     1,898    25,200 Sh       OTHER                       25,200
CHEESECAKE FACTORY INC       COM            163072 10 1     1,845   182,700 Sh       OTHER                      182,700
GENERAL ELECTRIC CO          COM            369604 10 3     1,821   112,419 Sh       OTHER                      112,419
MCDONALDS CORP               COM            580135 10 1     1,763    28,350 Sh       OTHER                       28,350
BANK OF AMERICA CORPORATION  COM            060505 10 4     1,736   123,323 Sh       OTHER                      123,323
JOHNSON & JOHNSON            COM            478160 10 4     1,667    27,870 Sh       OTHER                       27,870
DST SYS INC DEL              COM            233326 10 7     1,564    41,168 Sh       OTHER                       41,168
AT&T INC                     COM            00206R 10 2     1,506    52,839 Sh       OTHER                       52,839
FIRST ST BANCORPORATION      COM            336453 10 5     1,492   904,534 Sh       OTHER                      904,534
SCOTTS MIRACLE GRO CO        CL A           810186 10 6     1,422    47,840 Sh       OTHER                       47,840
DRESSER-RAND CORP INC        COM            261608 10 3     1,339    77,600 Sh       OTHER                       77,600
MICROSOFT CORP               COM            594918 10 4     1,218    62,630 Sh       OTHER                       62,630
MARSH  & MCLENNAN COS INC    COM            571748 10 2     1,148    47,300 Sh       OTHER                       47,300
LEGGETT & PLATT INC          COM            524660 10 7     1,116    73,464 Sh       OTHER                       73,464
PROCTER & GAMBLE CO          COM            742718 10 9       997    16,120 Sh       OTHER                       16,120
COLGATE PALMOLIVE CO         COM            194162 10 3       825    12,039 Sh       OTHER                       12,039
GRAINGER W W INC             COM            384802 10 4       788    10,000 Sh       OTHER                       10,000
PFIZER INC                   COM            717081 10 3       781    44,110 Sh       OTHER                       44,110
CHEVRON CORP NEW             COM            166764 10 0       693     9,362 Sh       OTHER                        9,362
DISNEY WALT CO               COM DISNEY     254687 10 6       678    29,900 Sh       OTHER                       29,900
VITRAN CORP INC              COM            92850E 10 7       665   106,300 Sh       OTHER                      106,300
FLOWERS FOODS INC            COM            343498 10 1       663    27,200 Sh       OTHER                       27,200
BP PLC                       SPONSORED ADR  055622 10 4       593    12,681 Sh       OTHER                       12,681
SCHERING PLOUGH CORP         COM            806605 10 1       540    31,700 Sh       OTHER                       31,700
PEPSICO INC                  COM            713448 10 8       493     8,995 Sh       OTHER                        8,995
CONOCOPHILLIPS               COM            20825C 10 4       469     9,063 Sh       OTHER                        9,063
PNC FINL SVCS GROUP INC      COM            693475 10 5       466     9,500 Sh       OTHER                        9,500
AFLAC INC                    COM            001055 10 2       452     9,850 Sh       OTHER                        9,850
TRAVELERS COMPANIES INC      COM            89417E 10 9       407     9,000 Sh       OTHER                        9,000
HOME BANCSHARES INC          COM            436893 20 0       404    15,000 Sh       OTHER                       15,000
MERCK & CO INC               COM            589331 10 7       394    12,955 Sh       OTHER                       12,955

\
                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2008

ALLSTATE CORP                COM            020002 10 1       393    12,000 Sh       OTHER                       12,000
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       388     4,604 Sh       OTHER                        4,604
DELTIC TIMBER CORP           COM            247850 10 0       372     8,122 Sh       OTHER                        8,122
BAXTER INTL INC              COM            071813 10 9       322     6,000 Sh       OTHER                        6,000
ABBOTT LABS                  COM            002824 10 0       310     5,800 Sh       OTHER                        5,800
BRISTOL MYERS SQUIBB CO      COM            110122 10 8       302    13,000 Sh       OTHER                       13,000
3M CO                        COM            88579Y 10 1       267     4,634 Sh       OTHER                        4,634
SHORE BANCSHARES INC         COM            825107 10 5       256    10,687 Sh       OTHER                       10,687
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       221     4,176 Sh       OTHER                        4,176
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550 10 6       217     4,750 Sh       OTHER                        4,750
HOME DEPOT INC               COM            437076 10 2       216     9,400 Sh       OTHER                        9,400
KIMBERLY CLARK CORP          COM            494368 10 3       206     3,900 Sh       OTHER                        3,900
EMERSON ELEC CO              COM            291011 10 4       205     5,600 Sh       OTHER                        5,600
MORGAN STANLEY               COM NEW        617446 44 8       162    10,082 Sh       OTHER                       10,082
DAKTRONICS INC               COM            234264 10 9       131    14,000 Sh       OTHER                       14,000
ANGLO AMERN PLC              ADR NEW        03485P 20 1       116    10,000 Sh       OTHER                       10,000
REGIONS FINANCIAL CORP NEW   COM            7591EP 10 0        97    12,232 Sh       OTHER                       12,232
NOBLE INTL LTD               COM            655053 10 6         4    10,550 Sh       OTHER                       10,550

                                                          555,308